Intangible Assets and Goodwill	12 Months Ended
Jan. 01, 2012
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill

5.    Intangible Assets and Goodwill

At the end of 2011 and 2010, the gross and net amounts of intangible assets were:

(Dollars in Millions)	2011	2010
Intangible assets with definite lives:
Patents and trademarks — gross	$7,947	6,660
Less accumulated amortization	2,976	2,629

Patents and trademarks — net	$4,971	4,031

Other intangibles — gross	$8,716	7,674
Less accumulated amortization	3,432	2,880

Other intangibles — net	$5,284	4,794

Intangible assets with indefinite lives:
Trademarks	$6,034	5,954
Purchased in-process research and development	1,849	1,937

Total intangible assets with indefinite lives	$7,883	7,891

Total intangible assets — net	$18,138	16,716

The acquisition of Crucell N.V. during the fiscal first quarter of 2011 increased purchased in-process research and development by approximately $1.0 billion and patents and trademarks by approximately $0.7 billion. During the fiscal second quarter of 2011, the Company reclassified approximately $1.0 billion from purchased in-process research and development to amortizable other intangibles to reflect the commercialization of ZYTIGA®.

Goodwill as of January 1, 2012 and January 2, 2011, as allocated by segment of business, was as follows:

(Dollars in Millions)	Consumer	Pharmaceuticals	Med Devices and Diagnostics	Total
Goodwill at January 3, 2010	$8,074	1,244	5,544	14,862

Acquisitions	—	—	397	397
Currency translation/other*	70	(19)	(16)	35

Goodwill at January 2, 2011	$8,144	1,225	5,925	15,294

Acquisitions	251	538	198	987
Currency translation/other	(97)	(42)	(4)	(143)

Goodwill at January 1, 2012	$8,298	1,721	6,119	16,138

*	Includes reclassification between segments.

The weighted average amortization periods for patents and trademarks and other intangible assets are 17 years and 26 years, respectively. The amortization expense of amortizable assets was $852 million, $748 million and $675 million before tax, for the fiscal years ended January 1, 2012, January 2, 2011 and January 3, 2010, respectively, which includes the write downs of certain patents and intangible assets. These write downs did not have a material impact on the Company’s results of operations, cash flows or financial position.

The estimated amortization expense for the five succeeding years approximates $840 million before tax, per year. Substantially all of the amortization expense is included in cost of products sold.